Not FDIC Insured May Lose Value No Bank Guarantee
325-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 10

Templeton Global Investment Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 49.0%
China 3.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 278,500 $ 3,700,926
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 2,106,000 2,823,170
Prosus NV ..................... Broadline Retail 84,605 3,697,763
10,221,859
Germany 4.4%
Deutsche Post AG ................ Air Freight & Logistics 77,050 3,437,254
Deutsche Telekom AG ............. Diversified Telecommunication Services 179,505 5,272,402
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 1,967,625
Siemens AG .................... Industrial Conglomerates 18,872 3,818,299
14,495,580
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 108,183 3,330,806
Japan 5.1%
Mitsubishi Electric Corp. ........... Electrical Equipment 261,700 4,244,726
SoftBank Corp. .................. Wireless Telecommunication Services 4,808,000 6,276,843
Sumitomo Mitsui Financial Group, Inc. . Banks 302,400 6,460,818
16,982,387
Netherlands 0.9%
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,997,093
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 4,646,498 —
—
South Korea 3.1%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 125,905 5,834,546
Shinhan Financial Group Co. Ltd. .... Banks 105,179 4,422,928
10,257,474
Switzerland 0.6%
Adecco Group AG ................ Professional Services 54,593 1,861,858
Taiwan 1.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 5,446,553
United Kingdom 10.0%
AstraZeneca plc ................. Pharmaceuticals 41,459 6,459,233
Barratt Developments plc .......... Household Durables 705,586 4,527,102
HSBC Holdings plc , ADR .......... Banks 96,700 4,369,873
Imperial Brands plc ............... Tobacco 197,565 5,747,412
Lloyds Banking Group plc .......... Banks 5,552,353 4,366,102
Standard Chartered plc ............ Banks 421,397 4,469,661
Unilever plc ..................... Personal Care Products 46,245 2,998,440
32,937,823
United States 19.2%
Alphabet, Inc. , A ................. Interactive Media & Services 44,059 7,307,185
Bank of America Corp. ............ Banks 106,730 4,235,046
BP plc ......................... Oil, Gas & Consumable Fuels 731,538 3,815,649
CNH Industrial NV ................ Machinery 358,934 3,984,167
Delta Air Lines, Inc. ............... Passenger Airlines 58,562 2,974,364
DuPont de Nemours, Inc. .......... Chemicals 55,237 4,922,169

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Fidelity National Information Services,
Inc. ......................... Financial Services 79,731 $ 6,677,471
Medtronic plc ................... Health Care Equipment & Supplies 39,900 3,592,197
PNC Financial Services Group, Inc.
(The) ........................ Banks 23,500 4,343,975
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 4,676,770
Stanley Black & Decker, Inc. ........ Machinery 31,422 3,460,505
UnitedHealth Group, Inc. ........... Health Care Providers & Services 8,936 5,224,701
Wells Fargo & Co. ................ Banks 70,544 3,985,031
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 39,586 4,273,309
63,472,539
Total Common Stocks (Cost $ 127,791,992 ) .....................................
162,003,972
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 36.0%
Australia 1.3%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 3,030,000 AUD 1,719,171
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 2,680,000 AUD 1,467,366
Senior Bond , 2% , 11/20/37 ........ 2,619,000 AUD 1,263,344
4,449,881
Brazil 1.7%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 14,887,000 BRL 2,465,987
10% , 1/01/33 .................. 4,483,000 BRL 732,205
F , 10% , 1/01/29 ................ 14,143,000 BRL 2,413,874
5,612,066
Colombia 1.9%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 83,000,000 COP 19,534
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 3,803,300,000 COP 1,073,228
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,341,892
B , 6.25% , 7/09/36 .............. 2,213,000,000 COP 385,720

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B , 9.25% , 5/28/42 .............. 16,928,000,000 COP $ 3,551,398
6,371,772
Dominican Republic 1.6%
f
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,872,106
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 779,517
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,474,221
5,125,844
Ecuador 1.7%
f
Ecuador Government Bond ,
Senior Bond , 144A, 5.5% , 7/31/35 .. 6,275,000 3,582,469
Senior Note , 144A, 6.9% , 7/31/30 .. 2,846,000 2,077,174
5,659,643
Egypt 1.0%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 2,065,881
f
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 845,089
f
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 370,392
3,281,362
El Salvador 0.0%
†
f
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 100,000 86,587
Gabon 1.9%
f
Gabon Government Bond ,
Senior Bond , 144A, 6.95% , 6/16/25 . 2,730,000 2,565,477
Senior Bond , 144A, 6.625% , 2/06/31 2,520,000 1,956,544
Senior Bond , 144A, 7% , 11/24/31 ... 2,160,000 1,675,380
6,197,401
Ghana 0.6%
d
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 5,701,226 GHS 257,333
PIK, 8.5% , 2/15/28 .............. 5,713,851 GHS 228,526
PIK, 8.65% , 2/13/29 ............. 5,684,580 GHS 205,120
PIK, 8.8% , 2/12/30 .............. 5,697,150 GHS 189,200
PIK, 8.95% , 2/11/31 ............. 4,720,816 GHS 146,056
PIK, 9.1% , 2/10/32 .............. 5,152,167 GHS 151,142
PIK, 9.25% , 2/08/33 ............. 5,163,535 GHS 143,853
PIK, 9.4% , 2/07/34 .............. 4,581,587 GHS 123,751
PIK, 9.55% , 2/06/35 ............. 4,263,681 GHS 112,693
PIK, 9.7% , 2/05/36 .............. 4,273,790 GHS 111,374
PIK, 9.85% , 2/03/37 ............. 4,283,913 GHS 110,744
PIK, 10% , 2/02/38 .............. 4,294,051 GHS 110,638
1,890,430
Hungary 0.0%
†
f
Hungary Government Bond , Senior
Bond , Reg S, 1.5% , 11/17/50 ...... 160,000 EUR 101,317

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.9%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR $ 8,205,920
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,713,309
Senior Note , 7.1% , 4/18/29 ....... 448,200,000 INR 5,438,337
16,357,566
Ivory Coast 0.5%
f
Cote d'Ivoire Government Bond , Senior
Bond , 144A, 6.625% , 3/22/48 ...... 650,000 EUR 597,927
f
Ivory Coast Government Bond ,
144A, 4.875% , 1/30/32 ........... 340,000 EUR 335,068
Senior Bond , 144A, 4.875% , 1/30/32 600,000 EUR 591,297
1,524,292
Kazakhstan 3.3%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 159,600,000 KZT 324,170
15.35% , 11/18/27 ............... 27,100,000 KZT 60,197
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 703,021
10.4% , 4/12/28 ................ 225,400,000 KZT 442,432
15.3% , 3/03/29 ................ 833,280,000 KZT 1,888,248
10.55% , 7/28/29 ................ 54,200,000 KZT 104,660
11% , 2/04/30 .................. 127,900,000 KZT 250,953
12% , 3/07/30 .................. 265,690,000 KZT 539,103
12% , 2/22/31 .................. 354,290,000 KZT 716,493
10.3% , 3/17/31 ................ 1,747,020,000 KZT 3,274,520
14% , 5/12/31 .................. 215,190,000 KZT 475,847
Senior Bond , 5% , 4/18/28 ........ 207,450,000 KZT 344,424
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 642,127
Senior Bond , 7.68% , 8/13/29 ...... 564,500,000 KZT 978,978
10,745,173
Kenya 2.0%
f
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 6,490,000 6,571,125
Mexico 4.1%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 4,570,000 MXN 243,319
M , Senior Bond , 7.75% , 11/23/34 ... 14,160,000 MXN 645,844
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 86,420,000 MXN 3,926,185
M , Senior Bond , 8.5% , 5/31/29 ..... 13,800,000 MXN 684,357
M , Senior Bond , 8.5% , 11/18/38 .... 8,380,000 MXN 392,236
M , Senior Bond , 7.75% , 11/13/42 ... 18,030,000 MXN 764,772
Petroleos Mexicanos ,
f
Senior Bond , Reg S, 4.875% , 2/21/28 1,920,000 EUR 2,045,893
f
Senior Bond , Reg S, 4.75% , 2/26/29 1,030,000 EUR 1,065,700
Senior Note , 6.84% , 1/23/30 ...... 4,240,000 3,929,086
13,697,392
Mongolia 0.6%
f
Mongolia Government Bond ,
Senior Bond , 144A, 4.45% , 7/07/31 . 1,450,000 1,291,328

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia (continued)
f
Mongolia Government Bond, (continued)
Senior Note , 144A, 3.5% , 7/07/27 .. 630,000 $ 585,714
1,877,042
Panama 1.4%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 604,061
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,768,201
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 1,208,900
4,581,162
Romania 1.6%
f
Romania Government Bond , Senior
Bond , 144A, 2.875% , 4/13/42 ...... 6,920,000 EUR 5,217,363
South Africa 2.4%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 88,070,000 ZAR 4,720,696
Senior Bond , 8.5% , 1/31/37 ....... 25,320,000 ZAR 1,273,092
Senior Bond , 9% , 1/31/40 ........ 40,170,000 ZAR 2,035,320
8,029,108
Sri Lanka 0.3%
e ,f
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 1,400,000 786,715
Senior Bond , 144A, 6.75% , 4/18/28 . 200,000 112,979
Senior Bond , 144A, 7.85% , 3/14/29 . 200,000 112,979
1,012,673
Supranational 1.3%
g
Asian Development Bank , Senior Note ,
11.2% , 1/31/25 ................. 17,931,000,000 COP 4,251,954
Uruguay 1.9%
h
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 49,469,293 UYU 1,212,039
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 206,153,204 UYU 5,154,487
6,366,526
Total Foreign Government and Agency Securities (Cost $ 120,890,923 ) ............
119,007,679
U.S. Government and Agency Securities 1.2%
United States 1.2%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,020,000 2,726,435
3.75%, 11/15/43 ................ 1,550,000 1,458,695
4,185,130
Total U.S. Government and Agency Securities (Cost $ 4,212,028 ) ..................
4,185,130

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 257,284,463 ) ...............................
285,196,781
Short Term Investments 10.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.2%
Egypt 4.2%
i
Egypt Treasury Bills ,
3/04/25 ...................... 316,200,000 EGP 5,853,612
3/18/25 ...................... 432,175,000 EGP 7,922,514
13,776,126
Total Foreign Government and Agency Securities (Cost $ 13,977,869 ) ..............
13,776,126
Shares
Money Market Funds 6.0%
United States 6.0%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 19,812,493 19,812,493
Total Money Market Funds (Cost $ 19,812,493 ) ..................................
19,812,493
a a a a a
Total Short Term Investments (Cost $ 33,790,362 ) ................................
33,588,619
a a a
Total Investments (Cost $ 291,074,825 ) 96.4% ...................................
$318,785,400
Other Assets, less Liabilities 3.6% .............................................
12,086,425
Net Assets 100.0% ...........................................................
$330,871,825
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $37,700,361, representing 11.4% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 130,568,000 1,561,165 10/03/24 $ — $ (2,830)
Indian Rupee ...... HSBK Sell 130,568,000 1,559,021 10/03/24 686 —
Japanese Yen ...... HSBK Buy 88,900,000 601,814 10/07/24 17,156 —
Japanese Yen ...... MSCO Buy 79,300,000 536,881 10/07/24 15,249 —
Malaysian Ringgit ... GSCO Buy 40,100,000 8,529,193 10/07/24 1,194,181 —
Norwegian Krone ... MSCO Buy 18,480,000 1,687,301 10/10/24 64,294 —
Brazilian Real ...... JPHQ Buy 41,631,946 7,470,830 11/04/24 164,931 —
Chilean Peso ...... HSBK Buy 981,900,000 1,025,087 11/04/24 67,155 —
Chilean Peso ...... HSBK Buy 798,100,000 855,000 11/13/24 32,738 —
Chilean Peso ...... JPHQ Buy 902,400,000 967,058 11/13/24 36,696 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,662,791 11/21/24 101,545 —
Australian Dollar .... DBAB Buy 2,688,000 1,801,845 11/22/24 57,721 —
Australian Dollar .... JPHQ Buy 4,277,000 2,868,113 11/22/24 90,728 —
Mexican Peso ...... HSBK Buy 39,094,220 2,000,617 11/22/24 — (31,097)
Hungarian Forint .... BNDP Buy 3,021,200,000 8,539,172 11/25/24 — (92,298)
Mexican Peso ...... BNDP Buy 35,665,397 1,797,421 11/26/24 1,724 (3,463)
Mexican Peso ...... HSBK Buy 35,603,295 1,804,680 11/26/24 — (12,125)
Australian Dollar .... MSCO Buy 6,160,000 4,078,844 12/12/24 183,170 —
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,267,506 12/16/24 50,903 —
Malaysian Ringgit ... GSCO Buy 37,580,000 8,639,081 12/18/24 510,491 —
South Korean Won .. DBAB Buy 12,349,810,000 9,261,200 12/18/24 139,920 —
South Korean Won .. HSBK Buy 7,746,000,000 5,796,126 12/18/24 100,409 —
Thai Baht ......... DBAB Buy 95,000,000 2,697,523 12/18/24 248,378 —
Thai Baht ......... DBAB Sell 95,000,000 2,741,703 12/18/24 — (204,197)
Indian Rupee ...... HSBK Buy 130,568,000 1,553,752 12/23/24 — (1,973)
Japanese Yen ...... BNDP Buy 239,887,530 1,552,575 1/17/25 140,714 —
Japanese Yen ...... BOFA Buy 1,149,710,460 7,439,830 1/17/25 675,602 —
Japanese Yen ...... DBAB Buy 1,110,438,260 7,184,616 1/17/25 653,607 —
Norwegian Krone ... DBAB Buy 40,861,000 3,767,067 2/12/25 105,560 —
Euro ............. HSBK Buy 3,970,000 4,428,747 3/03/25 17,280 —
Mexican Peso ...... BNDP Buy 12,961,169 627,038 3/10/25 15,171 —
Total Forward Exchange Contracts ................................................... $4,686,009 $(347,983)
Net unrealized appreciation (depreciation) ............................................ $4,338,026
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2024 , the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,954,986 BRL $ (50,727) $ — $ (50,727)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (45,351) — (45,350)
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (48,273) — (48,273)
Total Interest Rate Swap Contracts .................................... $(144,351) $ — $(144,350)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 14 .

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of September 30, 2024.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2024, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $4,293,363 $125,194,089 $(109,674,959) $— $— $19,812,493 19,812,493 $474,518
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $33,875,000 $(33,875,000) $— $— $— — $43,261
Total Affiliated Securities ... $4,293,363 $159,069,089 $(143,549,959) $— $— $19,812,493 $517,779
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 3,697,763 $ 6,524,096 $ — $ 10,221,859
Germany ............................. — 14,495,580 — 14,495,580
Hungary ............................. 3,330,806 — — 3,330,806
Japan ............................... — 16,982,387 — 16,982,387

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Netherlands ........................... $ — $ 2,997,093 $ — $ 2,997,093
South Africa ........................... — — —
a
—
South Korea .......................... — 10,257,474 — 10,257,474
Switzerland ........................... — 1,861,858 — 1,861,858
Taiwan ............................... — 5,446,553 — 5,446,553
United Kingdom ........................ 4,369,873 28,567,950 — 32,937,823
United States .......................... 54,980,120 8,492,419 — 63,472,539
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 119,007,679 — 119,007,679
U.S. Government and Agency Securities ....... — 4,185,130 — 4,185,130
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 19,812,493 13,776,126 — 33,588,619
Total Investments in Securities ........... $86,191,055 $232,594,345
b
$— $318,785,400
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,686,009 $— $4,686,009
Total Other Financial Instruments ......... $— $4,686,009 $— $4,686,009
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 347,983 $ — $ 347,983
Swap Contracts ......................... — 144,350 — 144,350
Total Other Financial Instruments ......... $— $492,333 $— $492,333
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $95,625,410, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.